PRUDENTIAL WORLD FUND, INC.

Gateway Center Three, 4th floor
100 Mulberry Street
Newark, New Jersey 07102

June 5, 2012

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Rule 497(j) Filing for Prudential World Fund, Inc.

Registration numbers 002-89725 and 811- 03981

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, (the “1933 Act”) as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on June 1, 2012 under Rule 485(b) of the 1933 Act with effectiveness designated for June 5, 2012.

Please direct any questions regarding this filing to the undersigned at (973) 367-1495.

                          Very truly yours,

                                   /s/ Katherine P. Feld

                                   Katherine P. Feld

                                   Vice President and Corporate Counsel
                                   Prudential Investments LLC